UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parnassus Investments
Address: One Market - Steuart Tower #1600
         San Francisco, CA 94105

Form 13F File Number: 28-05022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debra A. Early
Title:   Chief Financial Officer
Phone:   (415) 778-0200

Signature, Place, and Date of Signing:


/S/ Debra A. Early            San Francisco, CA        11/9/07
-----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        127

Form 13F Information Table Value Total:  1,191,086
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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PAGE:    1 OF:   5      FORM 13F      NAME OF REPORTING MANAGER: Parnassus Investments                    #28-05022   DATE:09/30/07


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
Amgen Inc. CONV       CONVERTIBLE    031162AQ3            1,818    2,000,000    X                           2000000
  0.375% Due 2/1/13
Intel Corp CONV       CONVERTIBLE    458140AD2            1,035    1,000,000    X                           1000000
  2.950% Due 12/15/35
Maxtor Corp CONV      CONVERTIBLE    577729AC0            1,635    1,500,000    X                           1500000
  6.800% Due 4/30/2010
ACI Worldwide, Inc.   COMMON STOCK   004498101           10,639      476,000    X                            476000
Adobe Systems Inc     COMMON STOCK   00724F101            4,388      100,500    X                            100500
American Eagle Inc.   COMMON STOCK   02553E106            8,288      315,000    X                            315000
AFLAC Incorporated    COMMON STOCK   001055102           21,476      376,500    X                            376500
Akamai Technologies   COMMON STOCK   00971T101            9,941      346,000    X                            346000
Altera Corporation    COMMON STOCK   021441100            7,431      308,600    X                            308600
Applied Materials     COMMON STOCK   038222105            4,140      200,000    X                            200000
AMB Property Corp.    COMMON STOCK   00163T109            2,392       40,000    X                             40000
Apache Corporation    COMMON STOCK   037411105           43,229      480,000    X                            480000
Avocent Corporation   COMMON STOCK   053893103            2,140       73,500    X                             73500
American Express Co.  COMMON STOCK   025816109            9,796      165,000    X                            165000
Bed Bath & Beyond     COMMON STOCK   075896100            3,545      103,900    X                            103900
Build-A-Bear Inc.     COMMON STOCK   120076104              266       15,000    X                             15000
Best Buy Co.,         COMMON STOCK   086516101            2,669       58,000    X                             58000
BEA Systems, Inc.     COMMON STOCK   073325102           11,318      816,000    X                            816000
WR Berkley Corp       COMMON STOCK   084423102           19,689      664,500    X                            664500
Bright Horizons Fam   COMMON STOCK   109195107              707       16,500    X                             16500
Barr Pharmaceuticals  COMMON STOCK   068306109            8,793      154,500    X                            154500
Caterpillar Inc.      COMMON STOCK   149123101            5,098       65,000    X                             65000
Cognex Corporation    COMMON STOCK   192422103              870       49,000    X                             49000
Chemed Corp           COMMON STOCK   16359R103           25,318      407,300    X                            407300
Ciena Corp            COMMON STOCK   171779309           12,148      319,000    X                            319000
Cascade Microtech     COMMON STOCK   147322101              544       54,800    X                             54800
Cisco Systems, Inc.   COMMON STOCK   17275R102           28,044      847,000    X                            847000
Cognizant Technology  COMMON STOCK   192446102            5,983       75,000    X                             75000
  Solutions Corp.
Citrix Systems Inc.   COMMON STOCK   177376100           19,696      488,500    X                            488500
Quest Diagnostics     COMMON STOCK   74834L100            5,777      100,000    X                            100000
DR Horton Inc.        COMMON STOCK   23331A109              355       27,700    X                             27700
Danaher Corp.         COMMON STOCK   235851102           20,678      250,000    X                            250000
Genentech, Inc.       COMMON STOCK   368710406            9,534      122,200    X                            122200
Amdocs Ltd.           COMMON STOCK   G02602103            6,118      164,500    X                            164500
Devon Energy Corp.    COMMON STOCK   25179M103            5,408       65,000    X                             65000
Ecolab, Inc.          COMMON STOCK   278865100           12,272      260,000    X                            260000
Energen Corporation   COMMON STOCK   29265N108           14,280      250,000    X                            250000
Endo Pharmaceuticals  COMMON STOCK   29264F205            4,481      144,500    X                            144500
EOG Resources Inc.    COMMON STOCK   26875P101            5,425       75,000    X                             75000
First Horizon Nation  COMMON STOCK   320517105            2,106       79,000    X                             79000
Fiserv Inc.           COMMON STOCK   337738108            8,901      175,000    X                            175000
Cedar Fair, L.P.      COMMON STOCK   150185106              954       40,000    X                             40000
Genzyme Corp.         COMMON STOCK   372917104            4,647       75,000    X                             75000
Graco Inc.            COMMON STOCK   384109104            1,388       35,500    X                             35500
Corning Inc.          COMMON STOCK   219350105            2,305       93,500    X                             93500
Google, Inc.          COMMON STOCK   38259P508           18,153       32,000    X                             32000
Gen-Probe Inc.        COMMON STOCK   36866T103            9,321      140,000    X                            140000
The Gap, Inc.         COMMON STOCK   364760108            1,945      105,500    X                            105500
Handleman Co.         COMMON STOCK   410252100               31       10,000    X                             10000
IBM Corporation       COMMON STOCK   459200101           19,496      165,500    X                            165500
Integrated Device     COMMON STOCK   458118106              232       15,000    X                             15000
Informatica Corp.     COMMON STOCK   45666Q102            3,925      250,000    X                            250000
Intel Corporation     COMMON STOCK   458140100           24,709      955,500    X                            955500
Intuit Inc.           COMMON STOCK   461202103           13,150      434,000    X                            434000
Invitrogen Corp.      COMMON STOCK   46185R100           12,031      147,200    X                            147200
J2 Global Telecom     COMMON STOCK   46626E205            4,680      143,000    X                            143000
Johnson & Johnson     COMMON STOCK   478160104           57,980      882,500    X                            882500
J.P. Morgan Chase     COMMON STOCK   46625H100            9,164      200,000    X                            200000
KB Home               COMMON STOCK   48666K109              301       12,000    X                             12000
K-Swiss Inc.          COMMON STOCK   482686102              298       13,000    X                             13000
LifeCell Corporation  COMMON STOCK   531927101              451       12,000    X                             12000
Linear Technology     COMMON STOCK   535678106           21,624      618,000    X                            618000
Lincare Holdings, In  COMMON STOCK   532791100            5,607      153,000    X                            153000
Lowe's Cos. Inc.      COMMON STOCK   548661107            4,763      170,000    X                            170000
Lattice Semiconducto  COMMON STOCK   518415104            1,078      240,000    X                            240000
Microchip Technology  COMMON STOCK   595017104            5,521      152,000    X                            152000
McKesson Corp         COMMON STOCK   58155Q103           17,696      301,000    X                            301000
MDU Resources Group   COMMON STOCK   552690109           13,360      479,900    X                            479900
McAfee Inc.           COMMON STOCK   579064106            2,790       80,000    X                             80000
McCormick & Co        COMMON STOCK   579780206           12,604      350,400    X                            350400
3M Co.                COMMON STOCK   88579Y101            9,442      100,900    X                            100900
Microsoft Corp.       COMMON STOCK   594918104           59,936    2,034,500    X                           2034500
Micron Technology     COMMON STOCK   595112103              233       21,000    X                             21000
Nordson Corp.         COMMON STOCK   655663102              261        5,200    X                              5200
Annaly Capital Mgmt   COMMON STOCK   035710409            1,593      100,000    X                            100000
Network Appliance     COMMON STOCK   64120L104            3,579      133,000    X                            133000
Novartis AG - ADR     COMMON STOCK   66987V109           20,610      375,000    X                            375000
Northwest NaturalGas  COMMON STOCK   667655104            4,570      100,000    X                            100000
Omnicare Inc.         COMMON STOCK   681904108            4,539      137,000    X                            137000
O2Micro Ltd. - ADR    COMMON STOCK   67107W100              232       15,000    X                             15000
ONEOK, Inc.           COMMON STOCK   682680103            5,688      120,000    X                            120000
Ormat Technologies    COMMON STOCK   686688102            5,793      125,000    X                            125000
Otter Tail Corp       COMMON STOCK   689648103            2,674       75,000    X                             75000
Omnivision Tech Inc.  COMMON STOCK   682128103            8,183      360,000    X                            360000
Paychex, Inc.         COMMON STOCK   704326107            5,330      130,000    X                            130000
Patterson Cos. Inc.   COMMON STOCK   703395103            1,660       43,000    X                             43000
Pfizer Inc.           COMMON STOCK   717081103           26,494    1,084,500    X                           1084500
The Proctor & Gamble  COMMON STOCK   742718109           28,136      400,000    X                            400000
ProLogis              COMMON STOCK   743410102           16,720      252,000    X                            252000
Plantronics, Inc.     COMMON STOCK   727493108            2,864      100,300    X                            100300
The PMI Group Inc.    COMMON STOCK   69344M101            4,365      133,500    X                            133500
Pepco Holdings Inc.   COMMON STOCK   713291102            1,354       50,000    X                             50000
Pharmaceutical Produ  COMMON STOCK   717124101            2,268       64,000    X                             64000
Powerwave Techs Inc.  COMMON STOCK   739363109            8,045    1,306,000    X                           1306000
Qualcomm Inc.         COMMON STOCK   747525103           12,424      294,000    X                            294000
Rohm and Haas Co      COMMON STOCK   775371107           19,485      350,000    X                            350000
Restoration Hardware  COMMON STOCK   760981100               99       30,000    X                             30000
IMS Health Inc.       COMMON STOCK   449934108            4,382      143,000    X                            143000
SAP AG - ADR          COMMON STOCK   803054204            4,400       75,000    X                             75000
Sigma-Aldrich Corp    COMMON STOCK   826552101            9,504      195,000    X                            195000
Smith International,  COMMON STOCK   832110100            7,140      100,000    X                            100000
SLM Corporation       COMMON STOCK   78442P106           11,176      225,000    X                            225000
Steris Corp           COMMON STOCK   859152100            1,448       53,000    X                             53000
Seagate Technology    COMMON STOCK   G7945J104              205        8,000    X                              8000
Southern Union Co     COMMON STOCK   844030106           15,555      500,000    X                            500000
Sunoco, Inc           COMMON STOCK   86764P109              248        3,500    X                              3500
Symantec Corp         COMMON STOCK   871503108            3,605      186,000    X                            186000
Sysco Corp            COMMON STOCK   871829107            9,805      275,500    X                            275500
Teva Pharm - SP ADR   COMMON STOCK   881624209           14,453      325,000    X                            325000
Teleflex Incorporate  COMMON STOCK   879369106            4,675       60,000    X                             60000
Target Corporation    COMMON STOCK   87612E106            8,048      126,600    X                            126600
Tuesday Morning Corp  COMMON STOCK   899035505           14,968    1,665,000    X                           1665000
Tower Group Inc.      COMMON STOCK   891777104           23,302      890,054    X                            890054
Texas Instruments     COMMON STOCK   882508104           10,703      292,500    X                            292500
UnitedHealth Group    COMMON STOCK   91324P102           19,130      395,000    X                            395000
Ultra Petroleum Corp  COMMON STOCK   903914109            5,832       94,000    X                             94000
Valero Energy Corp    COMMON STOCK   91913Y100           26,321      391,800    X                            391800
ViroPharma Inc.       COMMON STOCK   928241108            3,391      381,000    X                            381000
Valeant Pharm Intl.   COMMON STOCK   91911X104            7,539      487,000    X                            487000
Walgreen Co.          COMMON STOCK   931422109            5,007      106,000    X                            106000
WD-40 Company         COMMON STOCK   929236107           13,315      390,000    X                            390000
Wells Fargo & Co.     COMMON STOCK   949746101           13,358      375,000    X                            375000
Whole Foods Market    COMMON STOCK   966837106           12,142      248,000    X                            248000
Waste Management Inc  COMMON STOCK   94106L109            5,661      150,000    X                            150000
W&T Offshore Inc.     COMMON STOCK   92922P106           18,899      775,200    X                            775200
XTO Energy Inc.       COMMON STOCK   98385X106           21,644      350,000    X                            350000
Zhone Technologies    COMMON STOCK   98950P108               83       70,000    X                             70000

GRAND TOTAL:                                          1,191,086
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